Financial risk - Collateral held against financial assets other than loans (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Disclosure of credit risk exposure [line items]
Cash primarily for derivatives	$ 2,252	$ 3,289
Securities under reverse repurchase agreement	20,501	6,836
Securities under derivatives and stock borrowing	32	119
Total other collateral held	22,785	10,244
Parent Entity
Disclosure of credit risk exposure [line items]
Cash primarily for derivatives	1,864	2,851
Securities under reverse repurchase agreement	20,501	6,733
Securities under derivatives and stock borrowing	32	119
Total other collateral held	$ 22,397	$ 9,703